Earnings/(Loss) per share (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss per share
Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2022	2021	2020
Net income (USD'000)	5,770	(4,827)	(9,201)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a	n/a
Net income / (loss) after effect of potentially dilutive instruments (USD'000)	5,770	(4,827)	(9,201)
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,473,162	1,298,162	1,298,162
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average shares outstanding - diluted	1,473,162	1,298,162	1,298,162
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	3.92	(3.72)	(7.09)
Diluted weighted average loss per share (USD)	3.92	(3.72)	(7.09)

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2021	2020
Net income (USD'000)	(4,827)	(9,201)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a

Net income / (loss) after effect of potentially dilutive instruments (USD'000)	(4,827)	(9,201)

Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,298,162	1,298,162
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	1,298,162	1,298,162

Net earnings / (loss) per share
Basic weighted average loss per share (USD)	(3.72)	(7.09)
Diluted weighted average loss per share (USD)	(3.72)	(7.09)